As Filed with the Securities and Exchange Commission on October 30, 1998.
                                                              File Nos. 33-36265
                                                                       811-06151


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A\

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /

         Pre-Effective Amendment No. ___                               /   /

         Post-Effective Amendment No. 9                                / X /

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        / X /

         Amendment No. 10                                              / X /

                        (Check appropriate box or boxes)

                               PIONEER EUROPE FUND
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

                                 (617) 742-7825
              (Registrant's Telephone Number, including Area Code)

Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     ____ immediately upon filing pursuant to paragraph (b)
     __X_ on October 30, 1998 pursuant to paragraph (b)
     ____ 60 days after filing pursuant to paragraph (a)(1)
     ____ on [date] pursuant to paragraph (a)(1)
     ____ 75 days after filing pursuant to paragraph (a)(2)
     ____ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest (without par value)

                     STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
----------------------------------     ----------------     --------------------

Prospectus dated 2/27/98               2/27/98              0000866707-98-000004

Prospectus supplement
  dated 10/19/98                       10/15/98             0001016964-98-000114

Class Y prospectus dated 7/2/98        7/1/98               0000866707-98-000012

Class Y prospectus supplement
  dated 10/23/98                       10/22/98             0001016964-98-000119

Statement of additional informa-
  tion (SAI) dated 2/27/98 (as
  revised 7/2/98                       7/1/98               0000866707-98-000012

Financial statements at 10/31/97
  and independent auditors'
  report                               12/24/97             0000866707-97-000009

Financial statements at 4/30/98
  and independent auditors'
  report                               6/19/98              0000866707-98-000007

SAI supplement dated 10/30/98          10/29/98             0001016964-98-000135

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)      Financial Statements:

         See Statement of Incorporation by Reference.

         (b)      Exhibits:

1.1      Amended and Restated Declaration of Trust***

1.2      Establishment and Designation of Classes***

1.3      Establishment and Designation of Classes******

2.       Amended and Restated By-Laws***

3.       None

4.       None

5. Management Contract dated April 30, 1994 between the Registrant and Pioneering Management Corporation***

6.1 Form of Underwriting Agreement dated October 9, 1990 between the Registrant and Pioneer Funds Distributor, Inc.+

6.2      Form of Dealer Sales Agreement***

7.       None

8. Custodian Agreement dated January 14, 1992 between the Registrant and Brown Brothers Harriman & Co.***

9. Investment Company Service Agreement dated April 2, 1991 between the Registrant and Pioneering Services Corporation***

10.      None

11.      Consent of Arthur Andersen LLP+

12.      None

13.      Stock Purchase Agreement***

14.      None

15.1     Distribution Plan relating to Class A shares****

15.2     Form of Distribution Plan relating to Class B shares+

15.3     Distribution Plan relating to Class C shares***

16.      Description of Average Annual Total Return**

17.      Financial Data Schedule+

18.1 Multiple Class Plan pursuant to Rule 18f-3 relating to Class A and Class B shares***

18.2 Multiple Class Plan pursuant to Rule 18f-3 relating to Class A, Class B and Class C shares***

18.3     Form of Multiple Class Plan pursuant to Rule 18f-3******

19.      Powers of Attorney.*

19.1     Power of Attorney for Mary K. Bush*****

-----------------------

+        Filed herewith.

* Incorporated by reference from the Registrant's Registration Statement on Form N-1A (File Nos. 33-36265 and 811-6151) (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on August 8, 1990.

** Incorporated by reference from Post-Effective Amendment No. 1 to the Registrant's Registration Statement as filed with the SEC on February 6, 1992.

*** Incorporated by reference from Post-Effective Amendment No. 5 to the Registrant's Registration Statement as filed with the SEC on February 28, 1996.

**** Incorporated by reference from Post-Effective Amendment No. 6 to the Registrant's Registration Statement as filed with the SEC on February 28, 1997.

***** Incoporated by reference from Post-Effective Amendment No. 7 to the Registrant's Registration Statement as filed with the SEC on February 27, 1998.

****** Incorporated by reference from Post-Effective Amendment No. 8 to the Registrant's Registration Statement as filed with the SEC on July
         1, 1998 (Accession Number 0000866707-98-000012).

Item 25. Persons Controlled By or Under Common Control With Registrant

                  No person is controlled by the Registrant. A common control relationship could exist from a management perspective because the Chairman and President of the Registrant owns approximately 14% of the outstanding shares of The Pioneer Group, Inc. (PGI), the parent company of the Registrant's investment adviser, and certain Trustees or officers of the Registrant (i) hold similar posiitions with other investment companies advised by PGI and (ii) are directors or officers of PGI and/or its direct or indirect subsidiaries. The following lists all U.S. and the principal non-U.S. subsidiaries of PGI and those registered investment companies with a common or similar Board of Trustees advised by PGI.

                                           OWNED   PERCENT    STATE/COUNTRY OF
                COMPANY                     BY    OF SHARES    INCORPORATION
Pioneering Management Corp. (PMC)           PGI     100%          DE
Pioneer Funds Distributor, Inc. (PFD)       PMC     100%          MA
Pioneer Explorer, Inc. (PEI)                PMC     100%          DE
Pioneer Fonds Marketing GmbH (GmbH)         PFD     100%          Germany
Pioneer Forest, Inc. (PFI)                  PGI     100%          DE
CJSC "Forest-Starma" (Forest-Starma)        PFI     95%           Russia
Pioneer Metals and Technology, Inc. (PMT)   PGI     100%          DE
Pioneer Capital Corp. (PCC)                 PGI     100%          DE
Pioneer SBIC Corp.                          PCC     100%          MA
Pioneer Real Estate Advisors, Inc. (PREA)   PGI     100%          DE
Pioneer Management (Ireland) Ltd. (PMIL)    PGI     100%          Ireland
Pioneer Plans Corporation (PPC)             PGI     100%          DE
PIOGlobal Corp. (PIOGlobal)                 PGI     100%          DE
Pioneer Investments Corp. (PIC)             PGI     100%          MA
Pioneer Goldfields Holdings, Inc. (PGH)     PGI     100%          DE
Pioneer Goldfields Ltd. (PGL)               PGH     100%          Guernsey
Teberebie Goldfields Ltd. (TGL)             PGL     90%           Ghana
Pioneer Omega, Inc. (Omega)                 PGI     100%          DE
Pioneer First Russia, Inc. (First Russia)   Omega   81.65%        DE
Pioneering Services Corp. (PSC)             PGI     100%          MA
Pioneer International Corp. (PIntl)         PGI     100%          DE
Pioneer First Polish Investment
Fund JSC, S.A. (First Polish)               PIntl   100%          Poland
Pioneer Czech Investment Company, A.S.
(Pioneer Czech)                             PIntl   100%          Czech Republic

Registered investment companies that are parties to management contracts with
PMC:

FUNDS                                               BUSINESS TRUST
Pioneer International Growth Fund                   MA
Pioneer World Equity Fund                           DE
Pioneer Europe Fund                                 MA
Pioneer Emerging Markets Fund                       DE
Pioneer Indo-Asia Fund                              DE
Pioneer Capital Growth Fund                         DE
Pioneer Equity-Income Fund                          DE
Pioneer Gold Shares                                 DE
Pioneer Mid-Cap Fund                                DE
Pioneer Growth Shares                               DE
Pioneer Small Company Fund                          DE
Pioneer Fund                                        DE
Pioneer II                                          DE
Pioneer Real Estate Shares                          DE
Pioneer Short-Term Income Trust                     MA
Pioneer America Income Trust                        MA
Pioneer Bond Fund                                   MA
Pioneer Balanced Fund                               DE
Pioneer Intermediate Tax-Free Fund                  MA
Pioneer Tax-Free Income Fund                        DE
Pioneer Money Market Trust                          DE
Pioneer Variable Contracts Trust                    DE
Pioneer Interest Shares                             DE
Pioneer Micro-Cap Fund                              DE
Pioneer Independence Fund                           DE

     The following table lists John F. Cogan, Jr.'s positions with the investment companies, PGI and principal direct or indirect PGI subsidiaries referenced above and the Registrant's counsel.

                                              TRUSTEE/
         ENTITY        CHAIRMAN   PRESIDENT   DIRECTOR   OTHER
Pioneer mutual
funds                     X           X          X
PGL                       X           X          X
PGI                       X           X          X
PPC                                   X          X
PIC                                   X          X
PIntl                                 X          X
PMT                                   X          X
Omega                                 X          X
PIOGlobal                             X          X
First Russia                          X          X
PCC                                              X
PSC                                              X
PMIL                                             X
PEI                                              X
PFI                                              X
PREA                                             X
Forest-Starma                                    X
PMC                       X                      X
PFD                       X                      X
TGL                       X                      X
First Polish                                             Chairman of Supervisory
                                                         Board
GmbH                                                     Chairman of Supervisory
                                                         Board
Pioneer Czech                                            Chairman of Supervisory
                                                         Board
Hale and Dorr LLP                                        Partner

Item 26. Number of Holders of Securities

     Not applicable.

Item 27. Indemnification

         Except for the Declaration of Trust dated June 22, 1990, as amended and restated on October 13, 1992 (the "Declaration of Trust"), establishing the Registrant as a Trust under Massachusetts law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration of Trust provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

                  All of the information required by this item is set forth in the Form ADV, as amended, of the Registrant's investment adviser, PMC. The following sections of such Form ADV are incorporated herein by reference:

                  (a)      Items 1 and 2 of Part 2;

                  (b)      Section 6, Business Background, of each Schedule D.

Item 29. Principal Underwriter

                  (a)      See Item 25 above.

                  (b)      Directors and officers of PFD:

                            Positions and Offices         Positions and Offices
         Name               with Underwriter              with Registrant

John F. Cogan, Jr.          Director and Chairman          Chairman of the
                                                           Board, President
                                                           and Trustee

Robert L. Butler            Director and President         None

David D. Tripple            Director                       Executive Vice
                                                           President and
                                                           Trustee

Steven M. Graziano          Senior Vice President          None

Stephen W. Long             Senior Vice President          None

Barry G. Knight             Vice President                 None

William A. Misata           Vice President                 None

Anne W. Patenaude           Vice President                 None

Elizabeth B. Bennett        Vice President                 None

Gail A. Smyth               Vice President                 None

Constance D. Spiros         Vice President                 None

Marcy L. Supovitz           Vice President                 None

Mary Kleeman                Vice President                 None

Steven R. Berke             Assistant Vice President       None

Steven H. Forss             Assistant Vice President       None

Mary Sue Hoban              Assistant Vice President       None

Debra A. Levine             Assistant Vice President       None

Junior Roy McFarland        Assistant Vice President       None

Marie E. Moynihan           Assistant Vice President       None

William H. Keough           Treasurer                      Treasurer

Roy P. Rossi                Assistant Treasurer            None

Joseph P. Barri             Clerk                          Secretary

Robert P. Nault             Assistant Clerk                Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

Item 30. Location of Accounts and Records

                  The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

      (a) The Registrant undertakes to deliver, or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 under the Investment Company Act of 1940 from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 9 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 30th day of October, 1998.
                                       PIONEER EUROPE FUND



                                       By:  /s/ John F. Cogan, Jr.
                                            John F. Cogan, Jr.
                                            Chairman and President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

/s/ John F. Cogan, Jr.         Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
/s/ William H. Keough          Chief Financial Officer            )
William H. Keough              and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
/s/ John F. Cogan, Jr.                                            )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
John W. Kendrick*                                                 )
John W. Kendrick                                                  )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
David D. Tripple*                                                 )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ John F. Cogan, Jr.           Dated:  October 30, 1998)
         John F. Cogan, Jr.
         Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit
Number            Document Title

6.1.              Form of Underwriting Agreement

11.               Consent of Arthur Andersen LLP

15.2.             Form of Class B Distribution Plan

17.               Financial Data Schedules